LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.92%
Asset Allocation Fund–13.61%
✧American Funds®– Capital Income Builder	2,488,498	$169,740,466
		169,740,466
Equity Funds–30.53%
✧American Funds®-
American Mutual Fund	2,108,700	114,713,255
Growth Fund of America	1,952,579	139,004,090
Investment Company of America	2,291,906	127,132,037
		380,849,382
Fixed Income Funds–43.90%
✧American Funds®-
Bond Fund of America	37,901,257	427,526,179
Capital World Bond Fund	1,462,329	23,601,995
High-Income Trust	1,501,436	14,368,744
Inflation Linked Bond Fund	4,841,871	44,206,283
Intermediate Bond Fund of America	3,050,804	37,829,965
		547,533,166
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.99%
✧American Funds®– Smallcap World Fund	699,644	$49,821,631
		49,821,631
International Equity Funds–4.84%
✧American Funds®-
EuroPacific Growth Fund	738,977	43,429,702
New World Fund	214,394	16,909,216
		60,338,918
Money Market Fund–3.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	38,001,448	38,001,448
		38,001,448
Total Investment Companies (Cost $1,184,316,951)		1,246,285,011

TOTAL INVESTMENTS–99.92% (Cost $1,184,316,951)	1,246,285,011
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,035,659
NET ASSETS APPLICABLE TO 121,144,164 SHARES OUTSTANDING–100.00%	$1,247,320,670

✧Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	Australian Dollar	$391,980	$397,523	6/17/24	$—	$(5,543)
14	British Pound	1,104,863	1,119,530	6/17/24	—	(14,667)
22	Euro	2,975,912	3,017,702	6/17/24	—	(41,790)
15	Japanese Yen	1,253,531	1,291,231	6/17/24	—	(37,700)
1	Swedish Krona	187,480	195,831	6/17/24	—	(8,351)
					—	(108,051)
Equity Contracts:
22	E-mini MSCI Emerging Markets Index	1,153,900	1,154,417	6/21/24	—	(517)
9	E-mini Russell 2000 Index	965,655	948,999	6/21/24	16,656	—
76	E-mini S&P 500 Index	20,172,300	19,726,610	6/21/24	445,690	—
11	E-mini S&P MidCap 400 Index	3,385,140	3,284,833	6/21/24	100,307	—
61	Euro STOXX 50 Index	3,320,107	3,219,786	6/21/24	100,321	—
12	FTSE 100 Index	1,209,846	1,179,032	6/21/24	30,814	—
8	OMXS 30 Index	188,677	185,229	4/19/24	3,448	—
4	SPI 200 Index	518,127	504,054	6/20/24	14,073	—
8	TOPIX Index	1,463,866	1,415,518	6/13/24	48,348	—
					759,657	(517)
Total Futures Contracts					$759,657	$(108,568)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds family of funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$1,246,285,011	$—	$—	$1,246,285,011
Derivatives:
Assets:
Futures Contracts	$759,657	$—	$—	$759,657
Liabilities:
Futures Contracts	$(108,568)	$—	$—	$(108,568)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Balanced Allocation Managed Risk Fund–3